ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 32.0%

Commercial Mortgage Backed Securities – 4.2%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	$185,917	$185,882
Aventura Mall Trust, Class C, Series 2013-AVM, 3.87%, 12/05/32@‡*	250,000	253,009
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 2.30%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	154,433	149,564
BX Trust, Class B, Series 2018-GW, 3.05%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	699,783
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34‡	445,000	465,460
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	470,743
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	166,404	167,227
Sutherland Commercial Mortgage Loans, Class A, Series 2018-SBC7, 4.72%, 05/25/39@‡*	274,546	277,696
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	107,388	107,138
Wells Fargo Commercial Mortgage Trust, Class A5, Series 2015-LC20, 3.18%, 04/15/50	255,000	266,910
Total Commercial Mortgage Backed Securities		3,043,412

Residential Mortgage Backed Securities – 27.8%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	227,668	228,645
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	83,939	86,326
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-1, 3.26%, 04/27/48@‡*	143,452	144,177
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-2, 3.67%, 07/27/48@‡*	98,691	99,849
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	140,109	142,653
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.72%, 01/25/35	43,295	44,757
Banc of America Funding Trust, Class 5A1, Series 2004-A, 4.50%, 07/20/34@*	150,723	154,331
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	128,451	132,320
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	53,957	54,071
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	161,158	164,760
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	323,611	329,898
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 4.61%, 06/25/34@*	221,377	229,958
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 4.56%, 01/25/35@*	467,328	481,390
Bunker Hill Loan Depositary Trust, Class A1, Series 2019-1, 3.61%, 10/26/48‡	137,853	139,804
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	149,350	151,625
Chase Home Lending Mortgage Trust, Class A4, Series 2019-ATR1, 4.00%, 04/25/49@‡*	372,626	376,968
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	300,239	312,929
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2013-A, 3.00%, 05/25/42@‡*	488,169	481,053
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	167,531	171,911
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	306,704	310,724
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP3, 3.25%, 03/25/61@‡*	328,133	333,391
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	170,704	172,474
COLT Mortgage Loan Trust, Class A1, Series 2018-2, 3.47%, 07/27/48@‡*	142,066	142,906
COLT Mortgage Loan Trust, Class A1, Series 2019-1, 3.71%, 03/25/49@‡*	350,888	356,884
Corevest American Finance Trust, Class A, Series 2018-1, 3.80%, 06/15/51‡	287,549	297,310
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.06%, 04/25/43@‡*	269,896	269,886
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.76%, 04/25/44@‡*	404,423	407,487
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 4.26%, 09/25/34@*	35,677	36,454
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	22,403	22,388
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 4.48%, 01/25/34@*	103,587	106,343
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	72,142	72,089
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	81,359	81,325
Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A, 3.74%, 01/25/59@‡*	401,085	405,392
Ellington Financial Mortgage Trust, Class A1, Series 2017-1, 2.69%, 10/25/47@‡*	194,252	193,820
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	468,935	478,004
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	123,432	126,802
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	20,479	20,503
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	193,268	206,048
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 4.06%, 06/25/34@*	169,316	169,314
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	304,066	307,860
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	298,907	301,976
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	238,060	244,458
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.37%, 06/25/29@‡*	446,826	453,469
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 4.70%, 08/25/34@*	107,530	112,817
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 4.38%, 04/25/35@*	291,721	298,763

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 3.59%, 12/25/44@‡*	$179,866	$179,903
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.34%, 05/25/45@‡*	344,260	344,930
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	315,000	321,624
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	191,173	202,534
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	141,500	151,315
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	110,612	111,954
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 4.38%, 08/25/34@*	344,685	349,933
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	349,427	350,835
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	107,012	111,946
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM1, 3.67%, 01/25/49@‡*	92,753	94,470
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	125,423	127,958
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	498,728	516,005
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	338,144	351,225
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM4, 2.49%, 09/25/59@‡*	170,000	171,353
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	259,684	269,454
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2019-NPL3, 3.10%, 07/27/59‡	180,000	180,509
PRPM LLC, Class A1, Series 2019-2A, 3.97%, 04/25/24‡	239,606	242,336
RCO V Mortgage LLC, Class A1, Series 2019-1, 3.72%, 05/24/24‡	195,563	196,866
Residential Mortgage Loan Trust, Class A1, Series 2019-1, 3.94%, 10/25/58@‡*	237,476	241,021
Spruce Hill Mortgage Loan Trust, Class A1, Series 2019-SH1, 3.40%, 04/29/49@‡*	174,305	175,823
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 2.98%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	484,491	484,564
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 4.67%, 02/25/34@*	207,099	211,610
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 4.61%, 04/25/34@*	55,392	57,761
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.61%, 04/25/34@*	294,990	308,167
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.45%, 12/25/33@*	132,215	136,057
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.21%, 02/25/34	372,246	390,284
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 4.62%, 11/25/33@*	152,095	155,572
Towd Point HE Trust, Class A1, Series 2019-HE1, 2.92%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	141,629	141,999
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	255,259
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	289,822	289,371
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	335,956	334,801
Towd Point Mortgage Trust, Class A1, Series 2017-1, 2.75%, 10/25/56@‡*	199,264	201,581
Vericrest Opportunity Loan Trust, Class A1, Series 2019-NPL2, 3.97%, 02/25/49‡	210,136	211,362
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	66,126	66,194
Verus Securitization Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	216,683	217,218
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	69,213	69,738
Verus Securitization Trust, Class B1, Series 2018-2, 4.43%, 06/01/58@‡*	180,000	182,776
Verus Securitization Trust, Class A1, Series 2018-3, 4.11%, 10/25/58@‡*	162,327	164,542
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 04/25/59@‡*	183,390	184,617
Verus Securitization Trust, Class A1, Series 2019-INV1, 3.40%, 12/25/59@‡*	273,483	276,432
VOLT LXXI LLC, Class A1A, Series 2018-NPL7, 3.97%, 09/25/48‡	89,885	90,543
VOLT LXXV LLC, Class A1A, Series 2019-NPL1, 4.34%, 01/25/49‡	267,159	269,652
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 4.71%, 06/25/33@*	102,732	106,337
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 4.07%, 08/25/33@*	54,281	54,078
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 4.76%, 06/25/33@*	12,613	13,054
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 4.38%, 10/25/33@*	78,662	80,912
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 4.48%, 10/25/33@*	97,812	101,677
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 5.00%, 02/25/34@*	143,178	149,809
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.98%, 07/25/34@*	44,629	45,056
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 4.99%, 07/25/34@*	151,928	156,919
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.79%, 10/25/34@*	188,381	193,014
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 4.97%, 12/25/34@*	40,582	41,770

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	$49,834	$52,508
Total Residential Mortgage Backed Securities		20,243,540
Total Mortgage Backed Securities
(Cost $23,097,546)		23,286,952

ASSET BACKED SECURITIES – 29.5%
ACC Trust, Class A, Series 2018-1, 3.70%, 12/21/20‡	60,600	60,679
ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	215,838	217,789
American Credit Acceptance Receivables Trust, Class B, Series 2019-1, 3.32%, 04/12/23‡	155,000	156,815
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	236,738	237,071
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	415,000	418,962
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	380,000	386,460
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	205,000	207,273
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	422,192	422,642
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	295,989
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	165,694	165,850
AXIS Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	369,489	374,577
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	320,170	323,205
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	69,011	68,824
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	347,257	347,185
Carnow Auto Receivables Trust, Class A, Series 2019-1A, 2.72%, 11/15/22‡	195,671	195,686
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	145,164	144,615
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	636,762
Conn’s Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	161,916	162,979
Consumer Loan Underlying Bond CLUB Credit Trust, Class A, Series 2019-P2, 2.47%, 10/15/26‡	180,000	179,835
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	190,798	191,843
CPS Auto Receivables Trust, Class B, Series 2017-D, 2.43%, 01/18/22‡	212,124	212,154
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	408,756	408,791
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	216,661	216,884
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	28,971	28,975
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	80,820	80,875
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	247,158	247,370
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	242,465
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	29,475	29,472
DT Auto Owner Trust, Class C, Series 2018-3A, 3.79%, 07/15/24‡	280,000	286,056
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	214,379
Exeter Automobile Receivables Trust, Class B, Series 2017-1A, 3.00%, 12/15/21‡	149,962	150,335
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	482,505	483,336
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	270,973
Exeter Automobile Receivables Trust, Class C, Series 2018-1A, 3.03%, 01/17/23‡	465,000	467,550
Exeter Automobile Receivables Trust, Class C, Series 2018-2A, 3.69%, 03/15/23‡	445,000	450,324
Exeter Automobile Receivables Trust, Class C, Series 2019-1A, 3.82%, 12/16/24‡	345,000	353,506
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	651,584
First Investors Auto Owner Trust, Class C, Series 2016-2A, 2.53%, 07/15/22‡	355,000	355,338
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	312,103
First Investors Auto Owner Trust, Class D, Series 2017-1A, 3.60%, 04/17/23‡	145,000	147,591
Flagship Credit Auto Trust, Class B, Series 2016-2, 3.84%, 09/15/22‡	173,677	174,452
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	288,610	289,994
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	77,169	77,232
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	454,924
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	220,000	220,898
GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	681,590	682,861
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	105,652	105,689
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	295,000	296,175
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2018-A, 2.55%, 08/17/20‡	69,199	69,209
Lendmark Funding Trust, Class A, Series 2018-2A, 4.23%, 04/20/27‡	390,000	404,672
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	249,443	251,422
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	228,821	233,153
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	139,308	139,555
Nextgear Floorplan Master Owner Trust, Class A2, Series 2018-1A, 3.22%, 02/15/23‡	145,000	146,970
OneMain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25‡	250,000	257,311
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	396,443
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	146,210	146,820

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	$220,140	$224,110
Prosper Marketplace Issuance Trust, Class A, Series 2019-3A, 3.19%, 07/15/25‡	161,618	162,462
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	471,869	472,338
Skopos Auto Receivables Trust, Class A, Series 2018-1A, 3.19%, 09/15/21‡	51,232	51,261
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	180,000	180,214
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	9,182	9,180
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	193,511	194,287
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	208,299	209,797
Sofi Consumer Loan Program Trust, Class A, Series 2019-3, 2.90%, 05/25/28‡	206,393	207,924
Sofi Consumer Loan Program Trust, Class A1, Series 2018-3, 3.20%, 08/25/27‡	186,738	187,302
Sofi Consumer Loan Program Trust, Class A2, Series 2018-2, 3.35%, 04/26/27‡	305,000	307,668
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	57,337	57,273
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	16,131	16,132
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	318,171
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	525,000	530,394
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	308,465	320,334
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	386,759	387,419
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	205,000	206,806
Upstart Securitization Trust, Class A, Series 2019-1, 3.45%, 04/20/26‡	261,750	262,617
Upstart Securitization Trust, Class A, Series 2019-2, 2.90%, 09/20/29‡	211,274	211,778
Upstart Securitization Trust, Class B, Series 2017-2, 3.75%, 03/20/25‡	186,640	187,076
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	305,000	309,265
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	168,133	168,292
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	147,800	148,378
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	344,314	348,253
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	380,000	386,205
Westlake Automobile Receivables Trust, Class D, Series 2018-2A, 4.00%, 01/16/24‡	215,000	219,820
Total Asset Backed Securities
(Cost $21,239,449)		21,437,638

CORPORATE BONDS – 22.3%

Communication Services – 1.3%
AT&T, Inc., 3.31%, (3-Month USD LIBOR + 1.18%), 06/12/24@	190,000	193,607
Crown Castle International Corp., 4.88%, 04/15/22	230,000	244,587
Sirius XM Radio, Inc., 4.63%, 07/15/24‡	45,000	46,770
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	200,000	213,102
Verizon Communications, Inc., 3.26%, (3-Month USD LIBOR + 1.10%), 05/15/25@	267,000	271,344
Total Communication Services		969,410

Consumer Discretionary – 1.4%
Aptiv Corp., 4.15%, 03/15/24	215,000	227,734
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	245,000	258,235
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	360,581
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	190,000	202,825
Total Consumer Discretionary		1,049,375

Consumer Staples – 1.2%
Altria Group, Inc., 3.49%, 02/14/22	18,000	18,472
Altria Group, Inc., 3.80%, 02/14/24	313,000	327,412
Altria Group, Inc., 4.40%, 02/14/26	30,000	32,105
Campbell Soup Co., 3.65%, 03/15/23	290,000	301,889
Conagra Brands, Inc., 4.30%, 05/01/24	200,000	214,799
Total Consumer Staples		894,677

Energy – 0.8%
Boardwalk Pipelines LP, 4.95%, 12/15/24	150,000	160,513
Kinder Morgan, Inc., 5.63%, 11/15/23‡	355,000	394,189
Total Energy		554,702

Financials – 10.8%
Ares Capital Corp., 3.50%, 02/10/23	195,000	196,344
Aviation Capital Group LLC, 3.88%, 05/01/23‡	306,000	316,639
Bank of America Corp., 3.28%, (3-Month USD LIBOR + 1.00%), 04/24/23@	345,000	347,877
Bank of America Corp., 3.06%, (3-Month USD LIBOR + 0.77%), 02/05/26@(a)	153,000	151,572
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@(a)	360,000	361,883
Capital One Financial Corp., 3.75%, 07/28/26	190,000	197,524
Citadel LP, 4.88%, 01/15/27‡	75,000	76,682
Citigroup, Inc., 3.24%, (3-Month USD LIBOR + 0.96%), 04/25/22@	215,000	217,344
Citigroup, Inc., 3.35%, (3-Month USD LIBOR + 1.25%), 07/01/26@	275,000	279,277
Fs KKR Capital Corp., 4.25%, 01/15/20	202,000	202,520
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	105,000	105,130
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	330,000	333,658
Goldman Sachs Group, Inc. (The), 3.72%, (3-Month USD LIBOR + 1.60%), 11/29/23@	170,000	175,215
Goldman Sachs Group, Inc. (The), 3.33%, (3-Month USD LIBOR + 1.17%), 05/15/26@	270,000	271,582
Goldman Sachs Group, Inc. (The), 4.01%, (3-Month USD LIBOR + 1.75%), 10/28/27@	170,000	175,402
iStar, Inc., 6.00%, 04/01/22	235,000	242,544
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@	430,000	434,930
JPMorgan Chase & Co., 3.18%, (3-Month USD LIBOR + 0.90%), 04/25/23@	255,000	256,602

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Lincoln National Corp., 4.32%, (3-Month USD LIBOR + 2.04%), 04/20/67@	$60,000	$47,791
Morgan Stanley, 3.68%, (3-Month USD LIBOR + 1.40%), 10/24/23@	870,000	886,127
Navient Corp., 5.88%, 10/25/24	200,000	202,500
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	14,000	15,075
Santander Holdings USA, Inc., 3.70%, 03/28/22	205,000	210,826
Santander Holdings USA, Inc., Series FXD, 3.50%, 06/07/24	240,000	246,374
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	783,610
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	788,270
Synchrony Financial, 4.38%, 03/19/24	315,000	334,469
Total Financials		7,857,767

Health Care – 1.4%
Becton Dickinson and Co., 2.89%, 06/06/22	177,000	179,752
Cigna Corp., Series WI, 2.79%, (3-Month USD LIBOR + 0.65%), 09/17/21@	350,000	350,014
CVS Health Corp., 2.82%, (3-Month USD LIBOR + 0.72%), 03/09/21@	80,000	80,409
Mylan NV, 3.95%, 06/15/26	275,000	284,403
Tenet Healthcare Corp., 4.88%, 01/01/26‡	105,000	107,888
Total Health Care		1,002,466

Healthcare - Services – 0.3%
Anthem, Inc., 2.38%, 01/15/25(a)	185,000	184,530

Industrials – 1.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24	280,000	295,688
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	15,075	15,304
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	175,000	165,573
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.13%, 08/01/23‡	250,000	264,726
TransDigm, Inc., 6.25%, 03/15/26‡	70,000	75,338
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	82,079	86,946
Total Industrials		903,575

Information Technology – 1.2%
Broadcom, Inc., 3.63%, 10/15/24‡	425,000	432,408
Dell International LLC / EMC Corp., 4.00%, 07/15/24‡	250,000	261,639
Hewlett Packard Enterprise Co., 2.25%, 04/01/23	180,000	179,576
Motorola Solutions, Inc., 3.75%, 05/15/22(a)	15,173	15,745
Total Information Technology		889,368

Materials – 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.80%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	200,000	200,750

Real Estate – 0.5%
Service Properties Trust, 4.65%, 03/15/24	330,000	339,707

Utilities – 1.9%
CenterPoint Energy, Inc., 2.50%, 09/01/24	180,000	180,153
DPL, Inc., 4.35%, 04/15/29‡	250,000	247,226
DTE Energy Co., Series C, 2.53%, 10/01/24	179,000	179,742
NRG Energy, Inc., 3.75%, 06/15/24‡	204,000	210,096
PSEG Power LLC, 3.85%, 06/01/23	330,000	348,799
Vistra Operations Co. LLC, 3.55%, 07/15/24‡	235,000	236,814
Total Utilities		1,402,830
Total Corporate Bonds
(Cost $15,927,583)		16,249,157

FOREIGN BONDS – 6.1%

Consumer Staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.15%, 01/23/25	148,000	161,748
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22	255,000	257,341
Total Consumer Staples		419,089

Diversified Financial Services – 0.1%
Park Aerospace Holdings Ltd. (Ireland), 4.50%, 03/15/23‡	62,464	64,794

Energy – 0.3%
CNOOC Finance 2013 Ltd. (China), 3.00%, 05/09/23	200,000	203,258

Financials – 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	250,000	258,167
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	154,929
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	275,175	279,303
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/22	250,000	251,911
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/24	57,000	58,113
Total Financials		1,002,423

Health Care – 0.4%
Bayer US Finance II LLC (Germany), 2.74%, (3-Month USD LIBOR + 0.63%), 06/25/21@‡	310,000	309,736

Industrials – 0.9%
Avolon Holdings Funding Ltd. (Ireland), 3.95%, 07/01/24‡	217,000	222,848
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	452,432	460,084
Total Industrials		682,932

Materials – 1.1%
ArcelorMittal (Luxembourg), 6.13%, 06/01/25	150,000	168,914
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	410,000	429,349
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	200,000	204,500
Total Materials		802,763

Oil & Gas – 0.3%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	185,670

Sovereign Government – 1.0%
Egypt Government International Bond (Egypt), 5.88%, 06/11/25‡	200,000	205,195
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	225,457
Turkey Government International Bond (Turkey), 6.35%, 08/10/24	200,000	204,003

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Sovereign Government (continued)
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	$105,000	$111,740
Total Sovereign Government		746,395
Total Foreign Bonds
(Cost $4,359,179)		4,417,060

TERM LOANS – 4.4%

Aerospace – 0.3%
Kestrel Bidco, Inc., 08/07/26(b)	70,000	70,607
TransDigm, Inc., 4.54%, (1-Month USD LIBOR + 2.50%), 08/22/24@	166,190	165,700
Total Aerospace		236,307

Chemicals – 0.3%
Ineos US Finance LLC, 4.04%, (1-Month USD LIBOR + 2.00%), 04/01/24@	244,484	241,995

Energy – 0.2%
Medallion Midland Acquisition, LLC, 5.29%, (1-Month USD LIBOR + 3.25%), 10/30/24@	144,827	141,086

Financials – 0.3%
Delos Finance S.a.r.l., 3.85%, (3-Month USD LIBOR + 1.75%), 10/06/23@	182,500	183,298

Food and Drug – 0.2%
Albertson’s LLC, 4.79%, (1-Month USD LIBOR + 2.75%), 11/17/25@	151,386	152,485

Food/Tobacco – 0.3%
Aramark Servies, Inc., 3.79%, (1-Month USD LIBOR + 1.75%), 03/28/24@	202,310	202,942

Gaming/Leisure – 0.6%
Eldorado Resorts, Inc., 4.31%, (1-Month USD LIBOR + 2.25%), 04/17/24@	175,250	175,214
StationCasinos LLC, 4.55%, (1-Month USD LIBOR + 2.50%), 06/08/23@	261,660	263,069
Total Gaming/Leisure		438,283

Health Care – 0.4%
Valeant Pharmaceuticals International, Inc., 5.04%, (1-Month USD LIBOR + 3.00%), 06/02/25@	284,392	285,874

Media/Telecom - Broadcasting – 0.1%
Nexstar Media Group, Inc., 09/18/26(b)	105,000	105,599

Media/Telecom - Cable/Wireless Video – 0.7%
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 4.28%, (1-Month USD LIBOR + 2.25%), 07/17/25@	185,940	186,123
Virgin Media Bristol LLC, 4.53%, (1-Month USD LIBOR + 2.50%), 01/15/26@	320,000	320,584
Total Media/Telecom - Cable/Wireless Video		506,707

Media/Telecom - Diversified Media – 0.2%
Clear Channel, 5.54%, (1-Month USD LIBOR + 3.50%), 08/21/26@	110,000	110,461

Media/Telecom - Telecommunications – 0.3%
CenturyLink, Inc., 4.79%, (1-Month USD LIBOR + 2.75%), 01/31/25@	254,832	253,488

Media/Telecom - Wireless Communications – 0.1%
CommScope Holding Co., Inc., 5.29%, (1-Month USD LIBOR + 3.25%), 04/06/26@	65,000	64,884

Investments	Principal/ Shares	Value
TERM LOANS (continued)

Service – 0.0%**
API Group, Inc., 09/25/26(b)	$25,000	$25,125

Utilities – 0.4%
Calpine Corp., 4.61%, (3-Month USD LIBOR + 2.50%), 01/15/24@	281,083	282,164
Total Term Loans
(Cost $3,217,686)		3,230,698

U.S. TREASURY NOTES – 2.8%
U.S. Treasury Note, 1.75%, 06/15/22	1,610,000	1,617,484
U.S. Treasury Note, 2.63%, 02/15/29	365,000	395,105
Total U.S. Treasury Notes
(Cost $2,006,099)		2,012,589

FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.0%
Federal National Mortgage Association, 3.50%, 07/01/49
(Cost $730,004)	711,421	732,053

U.S. TREASURY BILL – 0.5%
U.S. Treasury Bill, 1.77%, 08/13/20(c)
(Cost $359,495)	365,000	359,476

MONEY MARKET FUND – 1.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.79%(d) (Cost $1,242,192)	1,242,192	1,242,192

REPURCHASE AGREEMENTS – 0.4%(e)
National Bank Financial, dated 09/30/19, due 10/01/19, 1.91%, total to be received $62,862, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.25%, 10/01/19-02/15/40, totaling $63,849)	$62,859	62,859
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.37%, total to be received $250,016, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $254,253)	250,000	250,000
Total Repurchase Agreements
(Cost $312,859)		312,859

Total Investments – 100.7%
(Cost $72,492,092)		73,280,674
Liabilities in Excess of Other Assets – (0.7%)		(499,781)
Net Assets – 100.0%		$72,780,893

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $303,969; the aggregate market value of the collateral held by the fund is $312,859.
(b)	This loan will settle after September 30, 2019 at which time the interest rate will be determined.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of September 30, 2019.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$–	$23,286,952	$–	$23,286,952
Asset Backed Securities	–	21,437,638	–	21,437,638
Corporate Bonds	–	16,249,157	–	16,249,157
Foreign Bonds	–	4,417,060	–	4,417,060
Term Loans	–	3,230,698	–	3,230,698
U.S. Treasury Notes	–	2,012,589	–	2,012,589
Federal Home Loan Mortgage Corporation	–	732,053	–	732,053
U.S. Treasury Bill	–	359,476	–	359,476
Money Market Fund	1,242,192	–	–	1,242,192
Repurchase Agreements	–	312,859	–	312,859
Total	$1,242,192	$72,038,482	$–	$73,280,674

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace	0.3%
Asset Backed Securities	29.5
Chemicals	0.3
Commercial Mortgage Backed Securities	4.2
Communication Services	1.3
Consumer Discretionary	1.4
Consumer Staples	1.8
Diversified Financial Services	0.1
Energy	1.3
Federal Home Loan Mortgage Corporation	1.0
Financials	12.5
Food and Drug	0.2
Food/Tobacco	0.3
Gaming/Leisure	0.6
Health Care	2.2
Healthcare - Services	0.3
Industrials	2.1
Information Technology	1.2
Materials	1.4
Media/Telecom - Broadcasting	0.1
Media/Telecom - Cable/Wireless Video	0.7
Media/Telecom - Diversified Media	0.2
Media/Telecom - Telecommunications	0.3
Media/Telecom - Wireless Communications	0.1
Oil & Gas	0.3
Real Estate	0.5
Residential Mortgage Backed Securities	27.8
Service	0.0 **
Sovereign Government	1.0
U.S. Treasury Bills	0.5
U.S. Treasury Notes	2.8
Utilities	2.3
Money Market	1.7
Repurchase Agreements	0.4
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

**	Less than 0.05%.